Annual Total Returns[BarChart] - ProShares Short Oil and Gas - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.66%)	(8.29%)	(22.90%)	5.50%	19.26%	(25.78%)	0.05%	19.74%	(10.30%)	3.96%